Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Lease Liability	Lease liability as of December 31, 2024, is as follows:
2025	$999
2026	966
2027	484

Total undiscounted lease payments	2,449
Less - imputed interest	(253)

Present value of lease liabilities	$2,196

Schedule of Supplemental Cash Flow Information Related to the Lease Costs	The following table presents supplemental cash flow information related to the lease costs for operating leases as of December 31, 2024:
Cash paid for amounts included in measurement of lease liability:
Operating cash flows for operating leases	$900

ROU asset recognized with corresponding lease liability:
Operating leases	$1,522